Schedule of Corporate Borrowings (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party Transactions [Abstract]
Corporate Borrowings, Beginning balance	¥ 55,251	¥ 59,932
Change in fair value	3,286	3,836
Change in other comprehensive income	254	300
Others	10
Corporate Borrowings, Ending balance	¥ 58,801	¥ 64,068